FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2017
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	Three months ended March 31, 2017	Year ended December 31, 2016

	U.S. $ in millions
Fair value at the beginning of the period	$(811)	$(811)
Investment in debt securities	-	16
Additional contingent consideration resulting from:
Actavis Generics transaction	-	(302)
Adjustments to provisions for contingent consideration:
Actavis Generics transaction	(34)	18
Labrys transaction	(1)	(6)
Eagle transaction	(5)	(179)
MicroDose transaction	-	(8)
Cephalon transaction	-	(12)
Nupathe transaction	-	122
Settlement of contingent consideration:
Labrys transaction	-	25
Eagle transaction	29	115
Cephalon transaction	-	205
Gecko transaction	-	6

Fair value at the end of the period	$(822)	$(811)

	Estimated fair value*
	March 31,	December 31,
	2017	2016

	U.S. $ in millions

Senior notes included under long-term liabilities	$26,584	$26,456
Senior notes and convertible senior debentures included under short-term debt	551	569

Total	$27,135	$27,025

* The fair value was estimated based on quoted market prices, where available.

c. Investment in securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

March 31, 2017	$360	$304	$88	$32
December 31, 2016	$986	$985	$44	$43

Activity for financial assets estimated utilizing Level 3 inputs
	March 31, 2017
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$13	$-	$-	$13
Cash deposits and other	887	-	-	887
Investment in securities:
Equity securities	226	-	-	226
Structured investment vehicles	-	90	-	90
Other	14	-	17	31
Derivatives:
Asset derivatives - options and forward contracts	-	12	-	12
Asset derivatives - cross currency swaps	-	90	-	90
Liabilities derivatives - options and forward contracts	-	(26)	-	(26)
Liabilities derivatives - interest rate swaps	-	(3)	-	(3)
Contingent consideration*	-	-	(839)	(839)

Total	$1,140	$163	$(822)	$481

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$24	$-	$-	$24
Cash deposits and other	964	-	-	964
Investment in securities:
Equity securities	842	-	-	842
Structured investment vehicles	-	89	-	89
Other	14	-	17	31
Derivatives:
Asset derivatives - options and forward contracts	-	10	-	10
Asset derivatives - cross-currency swaps	-	88	-	88
Liability derivatives - options and forward contracts	-	(17)	-	(17)
Liability derivatives - interest rate swaps	-	(2)	-	(2)
Contingent consideration*	-	-	(828)	(828)

Total	$1,844	$168	$(811)	$1,201